Document and Entity Information	Dec. 26, 2023
Details
Registrant CIK	0001514946
Registrant Name	AXIM BIOTECHNOLOGIES, INC.
SEC Form	8-K
Period End date	Dec. 26, 2023
Tax Identification Number (TIN)	27-4092986
Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV
Entity File Number	000-54296
Entity Address, Address Line One	6191 Cornerstone Court, E.
Entity Address, Address Line Two	Suite 114
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92121
City Area Code	858
Local Phone Number	923-4422
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false